February 2, 2004

DREYFUS PREMIER BALANCED
OPPORTUNITY FUND --
CLASS J SHARES
(A SERIES OF DREYFUS PREMIER MANAGER
FUNDS II)

SUPPLEMENT TO PROSPECTUS DATED OCTOBER 24, 2003

          THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT":

           Thompson, Plumb & Associates, Inc. has changed its name to Wisconsin Capital Management, Inc.